LEASES (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
LEASES
Operating cash flows from operating leases	¥ 66,310
Right-of-use assets in exchange for new lease liabilities	¥ 24,854
Weighted average remaining lease term (in years)	1 year 6 months
Weighted average discount rate	5.30%
Short-term lease cost	¥ 13,445